Note 18 - Equity Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016	Apr. 30, 2009	Apr. 30, 1999	Apr. 13, 1999
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	369,000	200,000	62,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	140,908
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 40.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 13.43	$ 14.41	$ 12.59
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 1,622,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 6 months 3 days
Cash Settled Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price	$ 41.75
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price	$ 41.97
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	132,131
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 40.46
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 32.31
The 1999 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						200,000
Share Based Compensation Arrangement by Share Based Payment Award, Number of Shares Authorized, Percentage						5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	0
The 2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	20,065
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 32.66
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	467,271
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	120,843
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 41.75
The 2016 Equity Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price	$ 41.97
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	132,131